Fair Value of Investments (Tables)	12 Months Ended
Dec. 31, 2025
EBP 007 [Member]
EBP, Investment, Fair Value and NAV [Line Items]
Summary of the Plan's Assets at Fair Value
The following tables set forth by level, within the fair value hierarchy, the Plan’s assets at fair value as of December 31:

	2025
	Level 1	Level 2	Level 3	Total
Collective Trust Funds	$—	$6,974,366,789	$—	$6,974,366,789
Common Stock	262,752,980	—	—	262,752,980
Self-Directed Brokerage Fund	50,820,640	—	—	50,820,640

Total Investments at Fair Value	$313,573,620	$6,974,366,789	$—	$7,287,940,409

	2024
	Level 1	Level 2	Level 3	Total
Collective Trust Funds	$—	$6,084,947,800	$—	$6,084,947,800
Common Stock	220,551,271	—	—	220,551,271
Self-Directed Brokerage Fund	38,821,626	—	—	38,821,626

Total Investments at Fair Value	$259,372,897	$6,084,947,800	$—	$6,344,320,697